Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,000,000
Previously Paid Amount	0.00
Total Fee Amount	3,452.50
Total Offset Amount	0.00
Net Fee	3,452.50
Narrative - Max Aggregate Offering Price	$ 25,000,000
Final Prospectus	true